Label	Element	Value
Vert Global Sustainable Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vert Global Sustainable Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vert Global Sustainable Real Estate Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected only through October 31, 2024.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies of any size in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers to be similar to REITs because of the way they are treated by tax authorities or because of the way they are required to conduct their business (“REIT-like entities”). REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests, and may include foreign REIT-like entities. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry which meet the Advisor’s environmental, social and governance (“ESG”) criteria, as described below. The Fund generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT‑like entity.
The Advisor researches the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. In assessing sustainability, the Advisor will consider ESG criteria. Some of the environmental criteria the Advisor may consider include energy efficiency, water use, land use, biodiversity, emissions and pollution, waste, among others. Some of the social criteria the Advisor may consider include employee policies and labor management, health and safety, tenant engagement, community relations and land use planning, among others. Some of the governance criteria that the Advisor may consider include reporting and disclosure, diversity, equity and inclusion, executive pay, ethics, among others. The Advisor makes best efforts to avoid investing in companies operating in the fossil fuel and prison industries. Some of the criteria that the Advisor may consider when excluding or removing companies include controversies related to bribery and corruption, human rights, displacements, environmental fines and other issues. The Advisor endeavors to avoid investing in companies with high exposure or inadequate preparation to climate risks including floods, sea level rise, heat stress, water stress, and storms. The Advisor will engage third party service providers to provide research relating to sustainability criteria of the securities in the Fund’s investment portfolio.
The Fund invests in the securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Fund (which may include issuers in emerging markets). As of the date of this Prospectus, the Fund may invest in securities of companies associated with: Australia, Austria, Belgium, Brazil, Canada, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and the United States (collectively, the “Approved Markets”). The Advisor also may authorize other countries for investment in the future, in addition to the
Approved Markets listed above. In addition, the Fund may continue to hold securities of countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.
The Fund invests in companies principally engaged in the real estate industry using a modified market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an Approved Market, the greater its representation in the Fund. The Advisor may modify such market capitalization weightings by adjusting the representation in the Fund of an eligible company, or excluding a company, after considering the sustainability of the company, as well as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate. The Advisor also may limit or fix the Fund’s exposure to a particular country or issuer.
The Advisor has engaged Dimensional Fund Advisors LP (“DFA” or the “Sub-Advisor”) as sub-advisor to provide portfolio management and trading services to the Fund with respect to most of the Fund’s assets.
The Fund may lend portfolio securities to generate additional income.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry which meet the Advisor’s environmental, social and governance (“ESG”) criteria, as described below.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The following principal risks of investing in the Fund are:
•Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•General Market Risk; Recent Market Events. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation, and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
•Real Estate Investment Risk. The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.
•Real Estate-Related Securities Concentration Risk. The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.
•Foreign Securities and Currency Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes. The Fund may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.
•Sustainability Considerations Risk. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.
•REIT Risk. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in the specific security type or the lack of an active market.
•Management Risk. Investment strategies employed by the Advisor or Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Other Investment Companies and Exchange Traded Funds (“ETFs”) Risks. When the Fund invests in other investment companies or ETFs for temporary purposes, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning shares of an investment company or ETF generally reflects the risks of owning the underlying investments held by that company. The Fund will incur brokerage costs when it purchases and sells shares of an ETF. ETFs may trade at a discount or premium to net asset value.
•Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
•Passive Foreign Investment Company (“PFIC”) Risk. Many foreign entities that operate similarly to REITs may be deemed for U.S. federal income tax purposes to be PFICs, which could result in taxable distributions to you at unfavorable tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund for the past three calendar years and by showing changes in how the Fund’s average annual returns for one year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.vertfunds.com or by calling 1-844-740-VERT.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund for the past three calendar years and by showing changes in how the Fund’s average annual returns for one year and since inception periods compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-740-VERT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vertfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of September 30, 2021 was 17.78%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.36% for the quarter ended March 31, 2019, and the lowest return for a calendar quarter was -28.98% for the quarter ended March 31, 2020.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Vert Global Sustainable Real Estate Fund | S&P Global REIT Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Global REIT Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2017
Vert Global Sustainable Real Estate Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VGSRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 901
Annual Return 2018	rr_AnnualReturn2018	(9.70%)
Annual Return 2019	rr_AnnualReturn2019	24.61%
Annual Return 2020	rr_AnnualReturn2020	(10.09%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2017
Vert Global Sustainable Real Estate Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Vert Global Sustainable Real Estate Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%

[1]	Vert Asset Management, LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding certain expenses such as taxes, extraordinary expenses, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) to 0.50% of the Fund’s average daily net assets. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements may be greater than 0.50%. The waivers and reimbursements will remain in effect through October 31, 2024 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.